SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 84.3%
	EQUITY - 84.3%
1,029,751	Communication Services Select Sector SPDR Fund(a)				$ 49,314,775
488,791	Consumer Discretionary Select Sector SPDR Fund(a)				69,628,278
604,904	Consumer Staples Select Sector SPDR Fund(a)				40,365,244
379,782	Energy Select Sector SPDR Fund(a)				27,351,900
2,191,869	Financial Select Sector SPDR Fund(a)				66,545,143
751,207	Health Care Select Sector SPDR Fund(a)				90,978,680
573,195	Industrial Select Sector SPDR Fund(a)				47,483,474
432,000	iShares Core S&P 500 ETF				154,936,800
224,769	Materials Select Sector SPDR Fund(a)				15,286,540
436,711	Real Estate Select Sector SPDR Fund(a)				15,725,963
1,335,463	Technology Select Sector SPDR Fund(a)				158,626,294
275,716	Utilities Select Sector SPDR Fund(a)				18,062,155
					754,305,246

	TOTAL EXCHANGE-TRADED FUNDS (Cost $402,665,508)				754,305,246

	SHORT-TERM INVESTMENTS — 0.0%(b)
	MONEY MARKET FUNDS - 0.0% (b)
424,471	First American Government Obligations Fund Class X, 2.77% (Cost $424,471)(d)				424,471

Contracts(d)
	INDEX OPTIONS PURCHASED - 19.9%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 0.4%
535	S&P 500 Index	10/21/2022	$ 4,070	$ 191,830,670	$ 75,907
528	S&P 500 Index	10/31/2022	3,820	189,320,736	1,469,134
1,059	S&P 500 Index	11/18/2022	4,000	379,717,158	1,648,646
	TOTAL CALL OPTIONS PURCHASED (Cost - $9,382,232)				3,193,687

	PUT OPTIONS PURCHASED - 19.5%
535	S&P 500 Index	10/21/2022	3,670	191,830,670	7,649,767
528	S&P 500 Index	10/31/2022	3,420	189,320,736	3,030,720
1,062	S&P 500 Index	12/16/2022	3,025	380,792,844	4,400,718
584	S&P 500 Index	12/15/2023	3,650	209,400,208	21,276,387
1,048	S&P 500 Index	12/15/2023	4,525	375,772,976	90,622,100
478	S&P 500 Index	12/15/2023	4,700	171,392,636	47,886,921
	TOTAL PUT OPTIONS PURCHASED (Cost - $105,690,085)				174,866,613

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

					Fair Value

	TOTAL INDEX OPTIONS PURCHASED (Cost - $115,072,317)				$ 178,060,300

	TOTAL INVESTMENTS – 104.2% (Cost $518,162,297)				$ 932,790,016
	CALL OPTIONS WRITTEN - (0.9)% (Proceeds - $16,048,268)				(7,791,507)
	PUT OPTIONS WRITTEN - (4.4)% (Proceeds - $42,059,107)				(39,522,804)
	OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%				9,769,115
	NET ASSETS - 100.0%				$ 895,244,821

Contracts(d)
	WRITTEN INDEX OPTIONS - (5.3)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (0.9)%
535	S&P 500 Index	10/21/2022	$ 3,870	$ 191,830,670	$ 599,539
528	S&P 500 Index	10/31/2022	3,620	189,320,736	5,549,280
1,055	S&P 500 Index	11/18/2022	4,040	378,282,910	1,237,175
1,059	S&P 500 Index	11/18/2022	4,200	379,717,158	405,513
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $16,048,268)				7,791,507

	PUT OPTIONS WRITTEN - (4.4)%
535	S&P 500 Index	10/21/2022	3,870	191,830,670	15,551,890
528	S&P 500 Index	10/31/2022	3,620	189,320,736	6,823,529
1,055	S&P 500 Index	11/18/2022	3,260	378,282,910	5,431,519
1,062	S&P 500 Index	12/16/2022	3,400	380,792,844	11,715,866
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $26,010,839)				39,522,804

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $42,059,107)				$ 47,314,311

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of September 30, 2022 the total value of securities held as collateral is $277,069,077.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2022.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 87.3%
	EQUITY - 87.3%
547,300	iShares Core MSCI Emerging Markets ETF(a)				$ 23,522,954
39,250	iShares MSCI Emerging Markets ETF(a)				1,369,040
					24,891,994

	TOTAL EXCHANGE-TRADED FUNDS (Cost $28,030,582)				24,891,994

	SHORT-TERM INVESTMENTS — 1.2%
	MONEY MARKET FUNDS - 1.2%
355,643	First American Government Obligations Fund Class X, 2.77% (Cost $355,643)(b)				355,643

Contracts(c)
	EQUITY OPTIONS PURCHASED - 14.5%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 14.5%
3,317	iShares MSCI Emerging Markets ETF	12/16/2022	$ 36	$ 11,569,696	$ 813,691
2,461	iShares MSCI Emerging Markets ETF	12/15/2023	40	8,583,968	1,610,489
107	iShares MSCI Emerging Markets ETF	12/15/2023	42	373,216	86,195
1,210	iShares MSCI Emerging Markets ETF	12/15/2023	48	4,220,480	1,623,358
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,610,138)				4,133,733

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $2,610,138)				4,133,733

	INDEX OPTIONS PURCHASED - 0.5%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.5%
35	S&P 500 Index	12/16/2022	$ 3,025	$ 12,549,670	$ 145,033
	TOTAL PUT OPTIONS PURCHASED (Cost - $105,737)

	TOTAL INDEX OPTIONS PURCHASED (Cost - $105,737)				145,033

	TOTAL INVESTMENTS - 103.5% (Cost $31,102,100)				$ 29,526,403
	CALL OPTIONS WRITTEN - (0.2)% (Proceeds - $94,806)				(49,678)
	PUT OPTIONS WRITTEN - (3.6)% (Proceeds - $686,455)				(1,049,188)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%				99,662
	NET ASSETS - 100.0%				$ 28,527,199

SWAN DEFINED RISK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Contracts(c)
	WRITTEN EQUITY OPTIONS - (2.5)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.2)%
1,615	iShares MSCI Emerging Markets ETF	12/16/2022	$ 40	$ 5,633,120	$ 34,405
1,585	iShares MSCI Emerging Markets ETF	12/16/2022	42	5,528,480	15,273
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $94,806)				49,678

	PUT OPTIONS WRITTEN - (2.3)%
1,583	iShares MSCI Emerging Markets ETF	11/18/2022	34	5,521,504	148,599
3,317	iShares MSCI Emerging Markets ETF	12/16/2022	30	11,569,696	181,422
1,615	iShares MSCI Emerging Markets ETF	12/16/2022	32	5,633,120	147,157
1,585	iShares MSCI Emerging Markets ETF	12/16/2022	33	5,528,480	185,894
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $397,391)				663,072

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $492,197)				$ 712,750

	WRITTEN INDEX OPTIONS - (1.3)%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS WRITTEN - (1.3)%
35	S&P 500 Index	12/16/2022	$ 3,400	$ 12,549,670	$ 386,116
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $289,064)

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $289,064)				$ 386,116

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of September 30, 2022 the total value of securities held as collateral is $18,875,084.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2022.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK FOREIGN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 89.7%
	EQUITY - 89.7%
498,300	iShares MSCI EAFE ETF(a)				$ 27,909,782

	TOTAL EXCHANGE-TRADED FUNDS (Cost $28,477,141)				27,909,782

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
96,358	First American Government Obligations Fund Class X, 2.77% (Cost $96,358)(b)				96,358

Contracts(c)
	EQUITY OPTIONS PURCHASED - 12.1%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 12.1%
2,492	iShares MSCI EAFE ETF	12/16/2022	$ 59	$ 13,957,692	$ 1,115,676
1,749	iShares MSCI EAFE ETF	12/15/2023	60	9,796,149	1,293,629
80	iShares MSCI EAFE ETF	12/15/2023	65	448,080	84,979
662	iShares MSCI EAFE ETF	12/15/2023	75	3,707,862	1,278,226
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,046,340)				3,772,510

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $2,046,340)				3,772,510

	INDEX OPTIONS PURCHASED - 0.5%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.5%
38	S&P 500 Index	12/16/2022	$ 3,025	$13,625,356	$ 157,465
	TOTAL PUT OPTIONS PURCHASED (Cost - $114,799)

	TOTAL INDEX OPTIONS PURCHASED (Cost - $114,799)				157,465

	TOTAL INVESTMENTS - 102.6% (Cost $30,734,638)				$ 31,936,115
	CALL OPTIONS WRITTEN - (0.4)% (Proceeds - $194,021)				(121,174)
	PUT OPTIONS WRITTEN - (3.6)% (Proceeds - $765,508)				(1,124,987)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%				436,255
	NET ASSETS - 100.0%				$ 31,126,209

SWAN DEFINED RISK FOREIGN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Contracts(c)
	WRITTEN EQUITY OPTIONS - (2.7)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.4)%
1,246	iShares MSCI EAFE ETF	12/16/2022	$ 62	$ 6,978,846	$ 80,990
1,140	iShares MSCI EAFE ETF	12/16/2022	65	6,385,140	23,351
1,140	iShares MSCI EAFE ETF	12/16/2022	66	6,385,140	16,833
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $194,021)				121,174

	PUT OPTIONS WRITTEN - (2.3)%
4,878	iShares MSCI EAFE ETF	12/16/2022	50	27,321,678	507,312
1,140	iShares MSCI EAFE ETF	12/16/2022	53	6,385,140	198,463
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $451,667)				705,775

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $645,688)				826,949

	WRITTEN INDEX OPTIONS - (1.3)%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS WRITTEN - (1.3)%
38	S&P 500 Index	12/16/2022	$ 3,400	$ 13,625,356	419,212
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $313,841)

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $313,841)				$ 419,212

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of September 30, 2022 the total value of securities held as collateral is $18,444,093.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2022.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 83.7%
	EQUITY - 83.7%
229,000	iShares Core S&P 500 ETF(a)				$ 82,130,850

	TOTAL EXCHANGE-TRADED FUNDS (Cost $75,346,816)				82,130,850

	SHORT-TERM INVESTMENTS — 0.9%
	MONEY MARKET FUNDS - 0.9%
821,512	First American Government Obligations Fund Class X, 2.77% (Cost $821,512)(b)				821,512

Contracts(c)
	INDEX OPTIONS PURCHASED – 19.1%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 2.5%
58	S&P 500 Index	10/21/2022	$ 4,070.00	$ 20,796,596	$ 8,229
57	S&P 500 Index	10/31/2022	3,820.00	20,438,034	158,599
115	S&P 500 Index	11/18/2022	4,000.00	41,234,630	179,032
60	S&P 500 Index	12/15/2023	4,050.00	21,513,720	1,384,140
56	S&P 500 Index	12/15/2023	4,750.00	20,079,472	299,552
99	S&P 500 Index	12/15/2023	4,900.00	35,497,638	376,209
14	S&P 500 Index	12/15/2023	5,000.00	5,019,868	42,401
	TOTAL CALL OPTIONS PURCHASED (Cost - $7,742,833)				2,448,162

	PUT OPTIONS PURCHASED - 16.6%
1,000	Chicago Board Options Exchange Volatility Index	11/16/2022	27.00	3,162,000	200,681
58	S&P 500 Index	10/21/2022	3,670.00	20,796,596	829,321
57	S&P 500 Index	10/31/2022	3,420.00	20,438,034	327,180
116	S&P 500 Index	12/16/2022	3,025.00	41,593,192	480,681
60	S&P 500 Index	12/15/2023	3,450.00	21,513,720	1,743,863
54	S&P 500 Index	12/15/2023	4,300.00	19,362,348	3,812,664
115	S&P 500 Index	12/15/2023	4,400.00	41,234,630	8,900,711
	TOTAL PUT OPTIONS PURCHASED (Cost - $10,241,644)				16,295,101

	TOTAL INDEX OPTIONS PURCHASED (Cost - $17,984,477)				18,743,263

	TOTAL INVESTMENTS - 103.7% (Cost $94,152,805)				$ 101,695,625
	CALL OPTIONS WRITTEN - (1.9)% (Proceeds - $4,522,162)				(1,832,435)
	PUT OPTIONS WRITTEN - (4.4)% (Proceeds - $2,826,356)				(4,294,390)
	OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%				2,548,431
	NET ASSETS - 100.0%				$ 98,117,231

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Contracts(c)
	WRITTEN INDEX OPTIONS - (6.3)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (1.9)%
1,000	Chicago Board Options Exchange Volatility Index	11/16/2022	$ 32.50	$ 3,162,000	$ 342,910
58	S&P 500 Index	10/21/2022	3,870.00	20,796,596	64,997
57	S&P 500 Index	10/31/2022	3,620.00	20,438,034	599,070
115	S&P 500 Index	11/18/2022	4,040.00	41,234,630	134,858
115	S&P 500 Index	11/18/2022	4,200.00	41,234,630	44,036
60	S&P 500 Index	12/15/2023	4,600.00	21,513,720	451,886
56	S&P 500 Index	12/15/2023	5,350.00	20,079,472	79,352
99	S&P 500 Index	12/15/2023	5,500.00	35,497,638	103,327
14	S&P 500 Index	12/15/2023	5,600.00	5,019,868	11,999
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $4,522,162)				1,832,435

	PUT OPTIONS WRITTEN - (4.4)%
58	S&P 500 Index	10/21/2022	3,870.00	20,796,596	1,685,999
57	S&P 500 Index	10/31/2022	3,620.00	20,438,034	736,631
115	S&P 500 Index	11/18/2022	3,260.00	41,234,630	592,061
116	S&P 500 Index	12/16/2022	3,400.00	41,593,192	1,279,699
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $2,826,356)				4,294,390

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $7,348,518)				$ 6,126,825

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written options. As of September 30, 2022 the total value of securities held as collateral is $33,354,450.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2022.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 83.3%
	EQUITY - 83.3%
204,000	iShares Russell 2000 ETF(a)				$ 33,643,680

	TOTAL EXCHANGE-TRADED FUNDS (Cost $30,510,289)				33,643,680

	SHORT-TERM INVESTMENTS — 1.0%
	MONEY MARKET FUNDS - 1.0%
416,463	First American Government Obligations Fund, Class X, 2.77% (Cost $416,463)(b)				416,463

Contracts(c)
	INDEX OPTIONS PURCHASED - 16.9%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 0.2%
23	S&P 500 Index	10/21/2022	$ 4,070	$ 8,246,926	$ 3,263
23	S&P 500 Index	10/31/2022	$ 3,820	$ 8,246,926	65,550
	TOTAL CALL OPTIONS PURCHASED (Cost - $147,202)				68,813

	PUT OPTIONS PURCHASED - 16.7%
98	Russell 2000 Index	12/15/2023	1,750	16,314,256	2,106,558
36	Russell 2000 Index	12/15/2023	1,900	5,992,992	1,058,190
38	Russell 2000 Index	12/15/2023	2,000	6,325,936	1,351,155
32	Russell 2000 Index	12/15/2023	2,200	5,327,104	1,597,999
23	S&P 500 Index	10/21/2022	3,670	8,246,926	328,869
23	S&P 500 Index	10/31/2022	3,420	8,246,926	121,440
46	S&P 500 Index	12/16/2022	3,025	16,493,852	190,615
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,823,965)				6,754,826

	TOTAL INDEX OPTIONS PURCHASED (Cost - $4,971,167)				6,823,639

	TOTAL INVESTMENTS – 101.2% (Cost $35,897,919)				$ 40,883,782
	CALL OPTIONS WRITTEN - (1.0)% (Proceeds - $652,607)				(383,715)
	PUT OPTIONS WRITTEN - (4.1)% (Proceeds - $1,138,834)				(1,671,079)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%				1,557,564
	NET ASSETS - 100.0%				$ 40,386,552

Contracts(c)
	WRITTEN INDEX OPTIONS - (5.1)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (1.0)%
51	Russell 2000 Index	11/18/2022	$ 1,880	$ 8,490,072	$ 63,686
51	Russell 2000 Index	11/18/2022	1,900	8,490,072	50,915

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Contracts(c)
	WRITTEN INDEX OPTIONS - (5.1)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (1.0)% (Continued)
23	S&P 500 Index	10/21/2022	$ 3,870	$ 8,246,926	$ 25,774
23	S&P 500 Index	10/31/2022	3,620	8,246,926	243,340
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $652,607)				383,715

	PUT OPTIONS WRITTEN - (4.1)%
102	Russell 2000 Index	11/18/2022	1,450	16,980,144	215,576
23	S&P 500 Index	10/21/2022	3,870	8,246,926	668,586
23	S&P 500 Index	10/31/2022	3,620	8,246,926	279,450
46	S&P 500 Index	12/16/2022	3,400	16,493,852	507,467
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,138,834)				1,671,079

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $1,791,441)				$ 2,054,794

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written options. As of September 30, 2022 the total value of securities held as collateral is $23,088,800.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2022.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.